Notes Payable (Details Narrative)		9 Months Ended	12 Months Ended
	May 25, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 03, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 25, 2023 $ / shares	Dec. 31, 2022 USD ($)
Notes payable		$ 11,721,042	$ 10,584,037	$ 8,884,513			$ 7,000,000			$ 548,947
Loan Agreement [Member] | Anderson Development SB, LLC. [Member]
Notes payable	$ 7,000,000
Loan issued with warrants | shares	5,687,500
Exercisable price | (per share)	$ 0.06								$ 0.08
Debt discount	$ 3,809,659	$ 744,768	$ 993,824	$ 662,549
Loans Payable						$ 3,600,000		$ 300,000
Loan Agreement [Member] | Anderson Development SB, LLC. [Member] | Class A Units [Member] | Lender [Member]
Loan issued with warrants | shares	720,000
Loan Agreement [Member] | Salisbury Canyon Ranch LLC [Member]
Notes payable					$ 4,199,000
Interest rate					4.00%